Consolidated Statements of Changes in Shareholders' Equity (USD $)		Total	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Global-Tech Shareholders' Equity [Member]	Non-Controlling Interests [Member]
Balance balance at Mar. 31, 2010		$ 77,735,745	$ 129,143	$ (4,663,321)	$ 84,280,027		$ (7,088,232)	$ 5,078,128	$ 77,735,745
Beginning balance, shares at Mar. 31, 2010			3,228,564	(189,587)
Net income/loss for the year		(4,187,999)					(4,012,971)		(4,012,971)	(175,028)
Other comprehensive income:
Unrealized gain on available-for-sale investments, net of income tax of nil		11,092						11,092	11,092
Release of unrealized loss on available-for-sale investments, net of income tax of nil		1,877						1,877	1,877
Foreign currency translation adjustments		2,304,636						2,304,178	2,304,178	458
Total comprehensive income (loss)		(1,870,394)					(4,012,971)	2,317,147	(1,695,824)	(174,570)
Stock compensation expenses		470,109			470,109				470,109
Shares issued to an employee		1,999	30		1,969				1,999
Shares issued to an employee, shares			750
Ending Balance at Mar. 31, 2011		76,337,459	129,173	(4,663,321)	84,752,105		(11,101,203)	7,395,275	76,512,029	(174,570)
Ending Balance, Shares at Mar. 31, 2011			3,229,314	(189,587)
Net income/loss for the year		1,417,336					1,410,677		1,410,677	6,659
Other comprehensive income:
Unrealized gain on available-for-sale investments, net of income tax of nil		24,600						24,600	24,600
Release of unrealized loss on available-for-sale investments, net of income tax of nil		643						643	643
Foreign currency translation adjustments		2,277,759						2,278,213	2,278,213	(454)
Total comprehensive income (loss)		3,719,052					1,410,677	2,302,170	3,712,847	6,205
Stock compensation expenses		34,121			34,121				34,121
Ending Balance at Mar. 31, 2012		80,090,632	129,173	(4,663,321)	84,786,226		(9,690,526)	9,697,445	80,258,997	(168,365)
Ending Balance, Shares at Mar. 31, 2012			3,229,314	(189,587)
Net income/loss for the year		(2,071,259)					(1,963,301)		(1,963,301)	(107,958)
Other comprehensive income:
Unrealized gain on available-for-sale investments, net of income tax of nil		22,495						22,495	22,495
Foreign currency translation adjustments		989,852						989,800	989,800	52
Total comprehensive income (loss)		(1,058,912)					(1,963,301)	1,012,295	(951,006)	(107,906)
Stock compensation expenses		258,128			258,128				258,128
Shares issued to an employee		9,108	60		9,048				9,108
Shares issued to an employee, shares			1,500
Transfer to statutory reserves						1,238,361	(1,238,361)
Cash dividend	[1]	(3,040,753)					(3,040,753)		(3,040,753)
Ending Balance at Mar. 31, 2013		$ 76,258,203	$ 129,233	$ (4,663,321)	$ 85,053,402	$ 1,238,361	$ (15,932,941)	$ 10,709,740	$ 76,534,474	$ (276,271)
Ending Balance, Shares at Mar. 31, 2013			3,230,814	(189,587)

[1]	On August 22, 2012, the Board of Directors declared a special cash dividend of US$1 per each common stock, except for treasury stock owned by the Company itself. The special cash dividend was paid on September 5, 2012.